Income tax - Current and deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Current tax for the year	$ 78	$ 70	$ 73
Adjustments in respect of prior years	(64)	7	11
Total current tax	14	77	84
Deferred tax:
Deferred tax for the year	(36)	(31)	(58)
Adjustments in respect of prior years	32	(2)	(8)
Total deferred tax	(4)	(33)	(66)
Income tax charge/(credit)	$ 10	$ 44	$ 18